REVENUES	6 Months Ended
Jun. 30, 2025
Disaggregation of Revenue [Line Items]
REVENUES	REVENUES
The following tables provide additional details related to the Company’s Revenues by segment for the three months ended June 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2025
Digital assets sales	$8,564,980	$—	$—	$8,564,980
Fees	19,087	—	(2,095)	16,992
Blockchain rewards	42,550	—	(1,388)	41,162
Proprietary mining	—	—	944	944
Revenues from contracts with customers	$8,626,617	$—	$(2,539)	$8,624,078

Blockchain rewards from non-customers	1,205	—	4,038	5,243
Lending	27,923	—	4,311	32,234
Total revenues	$8,655,745	$—	$5,810	$8,661,555

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2024
Digital assets sales	$8,785,677	$—	$—	$8,785,677
Fees	19,607	—	6,921	26,528
Blockchain rewards	37,142	—	538	37,680
Proprietary mining	—	—	16,312	16,312
Revenues from contracts with customers	$8,842,426	$—	$23,771	$8,866,197

Blockchain rewards from non-customers	674	—	—	674
Lending	15,873	—	147	16,020
Total revenues	$8,858,973	$—	$23,918	$8,882,891
The following tables provide additional details related to the Company’s Revenues by segment for the six months ended June 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2025
Digital assets sales	$21,414,548	$—	$—	$21,414,548
Fees	33,667	—	(5,158)	28,509
Blockchain rewards	123,250	—	(10,976)	112,274
Proprietary mining	—	—	12,180	12,180
Revenues from contracts with customers	$21,571,465	$—	$(3,954)	$21,567,511

Blockchain rewards from non-customers	2,260	—	8,347	10,607
Lending	53,549	—	6,094	59,643
Total revenues	$21,627,274	$—	$10,487	$21,637,761

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2024
Digital assets sales	$18,042,855	$—	$—	$18,042,855
Fees	38,461	—	16,195	54,656
Blockchain rewards	45,393	—	2,561	47,954
Proprietary mining	—	—	36,440	36,440
Revenues from contracts with customers	$18,126,709	$—	$55,196	$18,181,905

Blockchain rewards from non-customers	3,584	—	—	3,584
Lending	31,249	—	1,525	32,774
Total revenues	$18,161,542	$—	$56,721	$18,218,263

Galaxy Digital Holdings, LP
Disaggregation of Revenue [Line Items]
REVENUES	REVENUES
The following table provides additional details related to the Company’s Revenues for the years ended December 31, 2024, 2023, and 2022:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2024
Digital assets sales	$42,155,920	$—	$—	$42,155,920
Fees	74,962	—	28,232	103,194
Blockchain rewards	179,924	—	890	180,814
Proprietary mining	—	—	63,305	63,305
Revenues from contracts with customers	42,410,806	—	92,427	42,503,233

Blockchain rewards from non-customers	5,852	—	2,099	7,951
Lending	80,405	—	5,084	85,489
Total revenues	$42,497,063	$—	$99,610	$42,596,673

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2023
Digital assets sales	$51,488,120	$—	$—	$51,488,120
Fees	29,240	—	21,571	50,811
Blockchain rewards	3,230	—	2,455	5,685
Proprietary mining	—	—	33,121	33,121
Revenues from contracts with customers	51,520,590	—	57,147	51,577,737

Blockchain rewards from non-customers	982	—	—	982
Lending	43,919	—	4,141	48,060
Total revenues	$51,565,491	$—	$61,288	$51,626,779

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	December 31, 2022
Digital assets sales	$119,724,879	$—	$—	$119,724,879
Fees	31,104	—	3,167	34,271
Blockchain rewards	—	—	7,510	7,510
Proprietary mining	—	—	29,911	29,911
Revenues from contracts with customers	119,755,983	—	40,588	119,796,571

Blockchain rewards from non-customers	—	—	—	—
Lending	29,276	—	—	29,276
Total revenues	$119,785,259	$—	$40,588	$119,825,847